Employee Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFIT OBLIGATIONS
Summary of Post-Employment Obligations Associated with Defined Benefits Plan

	Balance as of
	12-31-2018	12-31-2017
Post-employment obligations	ThCh$	ThCh$
Post-employment obligations	14,610,975	14,875,948
Total	14,610,975	14,875,948
Non-current portion	14,610,975	14,875,948

Summary of Changes in Post-Employment Defined Benefit Obligations

Actuarial Value of Post-employment Obligations	ThCh$
Closing balance as of December 31, 2016	15,820,557
Current service cost	790,850
Net interest cost	691,075
Actuarial gains from changes in financial assumptions	(310,557)
Actuarial gains from changes in seniority adjustments	58,581
Contributions paid by the Company	(1,993,830)
Transfer of personnel	(180,728)
Closing balance as of December 31, 2017	14,875,948
Current service cost	680,467
Net interest cost	695,935
Actuarial gains from changes in financial assumptions	145,338
Actuarial gains from changes in seniority adjustments	179,914
Contributions paid by the Company	(1,925,219)
Past service costs	(39,060)
Transfer of personnel	(2,348)
Closing balance as of December 31, 2018	14,610,975

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

	For the year ended
	12-31-2018	12-31-2017	12-31-2016
Expense Recognized in Comprehensive Income Statement	ThCh$	ThCh$	ThCh$
Current service cost for defined benefits plan	680,467	790,850	802,823
Interest cost for defined benefits plan	695,935	691,075	705,211
Past service costs	(39,060)	—	—
Expenses recognized in the Statement of Income	1,337,342	1,481,925	1,508,034
Losses from remeasurement of defined benefit plans	325,252	(251,976)	1,757,402
Total expense recognized in Comprehensive Income Statement	1,662,594	1,229,949	3,265,436

Summary of Assumptions Used in Actuarial Calculation of Defined Benefits

	Chile
Actuarial assumptions	12-31-2018	12-31-2017
Discount rates used	4.70%	5.00%
Expected rate of salary increases	3.80%	4.00%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 y RV-M-2014
Expected rotation rate	4.0%	3.8%

Summary of Expected Flow for Benefits for Next Five Years

Years	ThCh$
1	2,047,818
2	1,122,495
3	1,604,246
4	1,280,802
5	1,205,286
More than 5	6,551,575